Expense Example - FidelityEquity-IncomeFund-RetailPRO - FidelityEquity-IncomeFund-RetailPRO - Fidelity Equity-Income Fund - Fidelity Equity-Income Fund	Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665